Organization and Principles of Consolidation (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Details
Date of Incorporation	Apr. 04, 2001	Apr. 04, 2001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, par or stated value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Accumulated deficit	$ (7,657,974)	$ (7,657,974)	$ (6,212,756)	$ (5,556,802)